UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2020

Date of reporting period: September 30, 2020

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

MESIROW FINANCIAL ENHANCED CORE PLUS FUND

MESIROW FINANCIAL HIGH YIELD FUND

MESIROW FINANCIAL SMALL CAP VALUE SUSTAINABILITY FUND

Annual Report

September 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 833-MESIROW (833-637-4769).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 833-MESIROW (833-637-4769). Your election to receive reports in paper will apply to all Funds held with your financial intermediary if you invest through a financial intermediary or all Mesirow Financial Investment Management, Inc. Funds if you invest directly with the Funds.

Investment Adviser:

Mesirow Financial Investment Management, Inc.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2020

The Funds file their complete schedule of investments with the US Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Form N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 833-MESIROW (833-637-4769); and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SEPTEMBER 30, 2020

LETTER TO SHAREHOLDERS (Unaudited)

Dear Shareholders,

In light of the unprecedented times we find ourselves in, we are now more than ever grateful for your continued trust and support for the Mesirow Financial Funds. This annual report covers the fiscal year ended September 30, 2020 and presents our second year managing the High Yield Fund (launched December 3, 2018) and Small Cap Value Sustainability Fund (launched December 19, 2018), and the first year managing the Enhanced Core Plus Fund (launched October 1, 2019). This year, and the past six months in particular, presented its share of challenges and opportunities as we collectively worked to navigate an environment no one could have predicted. A deep rooted desire to deliver on our promise to investors has been a constant motivation throughout this time and we welcome this opportunity to share some perspective on the markets and our performance.

There is no doubt that both the market environment and economic activity have vastly improved since the onset of the COVID-induced recession in mid-March. The secondary impacts of “stay-at-home” orders that were quickly transmitted into the real economy have abated to a major degree. In addition, risky assets have quickly recovered (in some cases fully) as over $6T in stimulus from the Federal Reserve (FED) and Congress acted as an income bridge for workers displaced by the pandemic. The aggressive monetary and fiscal response also created a liquidity-induced buying binge which caused asset prices to increase much faster than actual fundamentals. However, inconsistent safety policies related to COVID have allowed new cases to remain elevated while the initial rapid trajectory of improvement in economic activity has slowed meaningfully, creating more ambiguity regarding the pace and duration of recovery to pre-COVID levels.

Economic activity continues on an upward path as employment formation and spending was aided by stimulus packages and financial safeguards such as the Paycheck Protection Program (PPP) and the CARES Act. The unemployment rate which peaked at nearly 15% improved to just under 8% while high-frequency economic data and surveys such as PMI rebounded from recessionary levels both in the U.S. and globally. In addition, housing activity has remained strong throughout the crisis and early cycle consumer-oriented areas of the economy most impacted by the pandemic and subsequent shutdowns have witnessed broad-based recoveries as states have re-opened.

The actions taken by the FED and Congress to quickly infuse fiscal and monetary stimulus into the economy has produced the intended results to mitigate financial risks, ensure rational liquid markets, and serve as an income bridge for displaced workers. However, the rapid recovery in equity and corporate bond prices may have already discounted most of this improvement creating increased trepidation as investors wait for a clearer path of economic recovery to pre-COVID levels. Furthermore, there is a concern that incremental economic improvement will occur much more slowly over the next six months which coupled with increasing COVID fears during the flu season could further dampen market expectations. While markets and the economy are certainly on better footing, the pace and magnitude of the recovery will be the key driver of future fundamentals and self-sustaining improvement.

1

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SEPTEMBER 30, 2020

As always, we thank you for your confidence and the opportunity to manage your capital.

Sincerely,

Robert Sydow

Chief Investment Officer, Mesirow High Yield Fixed Income

and

Kathy Vorisek

Chief Investment Officer, Mesirow Equity Management

and

Peter Hegel,

Senior Managing Director, Mesirow Strategic Fixed Income

2

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SEPTEMBER 30, 2020

Definition of the Comparative Index (Unaudited)

Bloomberg Barclays U.S. Aggregate Index

The Bloomberg Barclays Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.

Bloomberg Barclays U.S. Corporate High Yield Index

The Bloomberg Barclays U.S. Corporate High Yield Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded.

Russell 2000® Value Index

The Russell 2000® Value Index offers investors access to the small-cap value segment of the U.S. equity universe. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer of the small-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine value probability approximates the aggregate small-cap value manager’s opportunity set.

3

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020 (Unaudited)

The Mesirow Financial Enhanced Core Plus Fund, Institutional Shares, returned 5.38% since inception, trailing the Bloomberg Barclays U.S. Aggregate Index which returned 6.81% for the same period. The inception date for the Fund was October 1, 2019.

The first quarter produced disappointing results for all risk assets, including credit. As the Coronavirus became a bigger threat and began aggressively spreading in the U.S., credit spreads gapped out to levels not seen since the 2008 financial crisis. Concerns over the trade war, an inverted yield curve, soft inflation, and Fed positioning quickly took a back seat to the pandemic.

The dismal performance in credit markets during the first quarter, due to the COVID-19 March sell-off, was more than offset in the second and third quarters, during which the Fund meaningfully outperformed the benchmark and closed the underperformance gap. Throughout these periods, credit spreads rallied despite a partial lockdown of the global economy and continued uncertainty over the pandemic. Investors continued to gain comfort with the Fed’s utilization of its balance sheet to provide far-reaching liquidity.

The largest positive contributor over the period was the allocation to corporate credit, which had strong performance across most sectors. The currency overlay was modestly additive to returns for the period and the Fund maintains a duration neutral position.

Comparison of Change in the Value of a $100,000 Investment in the Mesirow Financial Enhanced Core Plus Fund, Institutional Shares versus the Bloomberg Barclays U.S. Aggregate Index.

Cumulative Total Return For The Period Ended September 30, 2020
Cumulative Inception to Date*
Institutional Shares	5.38%
Investor Shares†	5.08%
Bloomberg Barclays U.S. Aggregate Index	6.81%

*	The Enhanced Core Plus Fund commenced operations on October 1, 2019.

†

The graph is based on Institutional Shares only. Returns for Investor Shares are substantially similar to those of the Institutional Shares and differ only to the extent that Investor Shares have higher total annual fund operating expenses than Institutional Shares.

4

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020 (Unaudited)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of the comparative index on page 3.

5

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
SEPTEMBER 30, 2020 (Unaudited)

For the 12-month period ended September 30, 2020, Mesirow Financial High Yield Fund, Institutional Shares, returned 0.55%, trailing the Bloomberg Barclays U.S. Corporate High Yield Index which returned 3.25% for the same period.

The historic volatility of the first quarter is largely responsible for the Fund’s underperformance relative to the benchmark. Higher-rated cohorts and large issues (both market sectors where the Fund is intentionally l underweight) outperformed significantly during the immediate after-math of the COVID induced shutdowns in March. These sectors have outperformed reflecting the dual influences of the largest inflows to ETFs and mutual funds in history coupled with the perception that the Fed would (and did but to a much lesser extent than announced) intervene in the capital markets. In more recent months however small bonds ($200-500 million outstanding) have significantly outperformed. Currently, large bonds (those greater than $1bn in issue size) trade at spreads equal to their long-term average, while midsize bonds continue to trade 113bp wide to the average and small bonds trade 124bp wide to their average, indicating that the continuing mean reversion among size cohorts has room to continue, which will ultimately benefit the Fund’s positions.

Default activity appears to be reaching its peak and the portfolio remains aggressively positioned because we believe that market default rate estimates implicit in some sectors remain too high. We remain optimistic that our large spread advantage (approximately 400bps), lower than market default rate, and overweight to underperforming small issues, will lead to strong relative performance in the coming quarters.

For the prior 12-month period, portfolio outperformers were energy, transportation and basic industry while the largest detractors were consumer cyclical, communications and capital goods sectors.

6

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
SEPTEMBER 30, 2020 (Unaudited)

Comparison of Change in the Value of a $1,000,000 Investment in the High Yield Fund, Institutional Shares versus the Bloomberg Barclays U.S. Corporate High Yield Index.

Average Annual Total Return For The Periods Ended September 30, 2020
	One Year	Annualized Inception to Date*
Institutional Shares	0.55%	4.37%
Investor Shares†	0.11%	4.11%
Bloomberg Barclays U.S. Corporate High Yield Index	3.25%	6.44%

*	The High Yield Fund commenced operations on December 3, 2018.

†

The graph is based on Institutional Shares only. Returns for Investor Shares are substantially similar to those of the Institutional Shares and differ only to the extent that Investor Shares have higher total annual fund operating expenses than Institutional Shares.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of the comparative index on page 3.

7

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
SEPTEMBER 30, 2020 (Unaudited)

The Mesirow Financial Small Cap Value Sustainability Fund, Institutional Shares, returned -12.51% for the 12-month period ended September 30, 2020, more than 200bps ahead of the Russell 2000® Value Index return of -14.88% for the same period.

As initial concerns from the COVID-19 outbreak began to accelerate into an immense health crisis with an unknown set of outcomes, the secondary impacts were quickly transmitted into the real economy as “stay-at-home” orders and shutdowns by states led to a sudden stop in economic activity. In addition, the mass liquidation of risky assets led to a significant decline in equity prices as investors attempted to assess the depth and duration of a full-blown recession. However, the unprecedented monetary and fiscal policy response to the COVID-19 crisis from the Federal Reserve and Congress continued to drive equity markets higher in the following two quarters. The Small Cap Value Sustainability Fund delivered similarly strong results during the past six months keeping pace with the index despite its historically lower beta profile.

Stock selection was a positive contributor to overall performance with the most meaningful contributions from results generated by the producer durables, financial services and technology sectors, which more than offset negative contributions from the utility and materials & processing sectors.

Sector allocation (ex-cash) was also positive as the portfolio benefited from an overweight in the technology and healthcare sectors, as well as from an underweight in the financial services and energy sectors.

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Value Sustainability Fund, Institutional Shares versus the Russell 2000® Value Index.

Average Annual Total Return For The Periods Ended September 30, 2020
	One Year	Annualized Inception to Date*
Institutional Shares	-12.51%	-1.41%
Investor Shares†	-12.32%	-1.29%
Russell 2000® Value Index	-14.88%	-2.47%

*	The Small Cap Value Sustainability Fund commenced operations on December 19, 2018.

8

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
SEPTEMBER 30, 2020 (Unaudited)

†

The graph is based on Institutional Shares only. Returns for Investor Shares are substantially similar to those of the Institutional Shares and differ only to the extent that Investor Shares have higher total annual fund operating expenses than Institutional Shares.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of the comparative index on page 3.

9

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020

SECTOR WEIGHTINGS (Unaudited)†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 78.5%

	Face Amount	Value
Communication Services — 4.7%
AT&T
Callable 11/15/2027 @ $100
4.100%, 02/15/2028	$72,000	$83,354
Comcast
Callable 04/15/2048 @ $100
4.700%, 10/15/2048	90,000	120,024
Diamond Sports Group
Callable 08/15/2022 @ $103
5.375%, 08/15/2026(A)	150,000	106,125
T-Mobile USA
Callable 01/15/2030 @ $100
3.875%, 04/15/2030(A)	150,000	170,193
Verizon Communications
4.862%, 08/21/2046	42,000	57,351

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Communication Services — continued
Verizon Communications
Callable 12/22/2029 @ $100
3.150%, 03/22/2030	$140,000	$158,204
ViacomCBS
Callable 11/15/2027 @ $100
3.375%, 02/15/2028	60,000	66,211

		761,462

Consumer Discretionary — 5.6%
Amazon.com
Callable 09/05/2024 @ $100
3.800%, 12/05/2024	155,000	174,583
Home Depot
Callable 06/06/2048 @ $100
4.500%, 12/06/2048	180,000	240,604
IHO Verwaltungs GmbH
Callable 09/15/2021 @ $102
4.750% cash/5.500% PIK, 09/15/2026(A)	200,000	202,500
Lowe’s
Callable 06/15/2025 @ $100
3.375%, 09/15/2025	150,000	167,310
TJX
Callable 10/15/2049 @ $100
4.500%, 04/15/2050	35,000	45,187
Callable 03/15/2025 @ $100
3.500%, 04/15/2025	75,000	83,533

		913,717

Consumer Staples — 6.5%
Algeco Global Finance
Callable 10/13/2020 @ $104
8.000%, 02/15/2023(A)	175,000	173,687
Anheuser-Busch
Callable 11/01/2025 @ $100
3.650%, 02/01/2026	140,000	156,941
Kraft Heinz Foods
Callable 05/15/2023 @ $100
4.000%, 06/15/2023	60,000	63,803
Callable 03/01/2026 @ $100
3.000%, 06/01/2026	60,000	61,652
Kroger
Callable 11/01/2025 @ $100
3.500%, 02/01/2026	70,000	78,869

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Consumer Staples — continued
Performance Food Group
Callable 10/15/2022 @ $103
5.500%, 10/15/2027(A)	$150,000	$154,500
Philip Morris International
Callable 07/17/2022 @ $100
2.375%, 08/17/2022	90,000	92,728
Procter & Gamble
3.000%, 03/25/2030	20,000	23,199
Spectrum Brands
Callable 10/01/2024 @ $103
5.000%, 10/01/2029(A)	150,000	155,625
Walmart
Callable 12/29/2047 @ $100
4.050%, 06/29/2048	72,000	93,966

		1,054,970

Energy — 6.2%
Archrock Partners
Callable 04/01/2022 @ $105
6.875%, 04/01/2027(A)	150,000	143,682
BP Capital Markets America
Callable 08/19/2022 @ $100
2.520%, 09/19/2022	120,000	124,127
ConocoPhillips
6.500%, 02/01/2039	60,000	87,772
ConocoPhillips
Callable 05/15/2044 @ $100
4.300%, 11/15/2044	15,000	18,002
Enbridge Energy Partners
Callable 07/15/2025 @ $100
5.875%, 10/15/2025	95,000	113,783
Energy Transfer Operating
Callable 11/01/2023 @ $100
7.600%, 02/01/2024	70,000	78,183
Callable 11/01/2021 @ $100
5.200%, 02/01/2022	100,000	103,625
Callable 01/15/2027 @ $100
4.200%, 04/15/2027	50,000	51,732
Enterprise Products Operating
Callable 07/16/2028 @ $100
4.150%, 10/16/2028	85,000	99,427
Enterprise Products Operating
4.050%, 02/15/2022	50,000	52,423

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Energy — continued
Transcanada Trust
Callable 09/15/2029 @ $100
5.500%, VAR ICE LIBOR USD 3 Month+4.154%, 09/15/2079	$135,000	$141,750

		1,014,506

Financials — 25.4%
Allstate
Callable 08/15/2023 @ $100
5.750%, VAR ICE LIBOR USD 3 Month+2.938%, 08/15/2053	130,000	135,366
Aon
Callable 09/15/2025 @ $100
3.875%, 12/15/2025	150,000	171,945
Callable 02/02/2029 @ $100
3.750%, 05/02/2029	100,000	115,347
Bank of America
8.050%, 06/15/2027	115,000	152,102
Bank of America MTN
Callable 10/21/2021 @ $100
2.503%, 10/21/2022	100,000	102,148
Bank of New York Mellon
Callable 09/20/2026 @ $100
4.625%, VAR ICE LIBOR USD 3 Month+3.131%(B)	140,000	145,075
Berkshire Hathaway Finance
Callable 07/15/2048 @ $100
4.250%, 01/15/2049	95,000	123,618
BlackRock
3.200%, 03/15/2027	170,000	193,323
Citigroup
3.700%, 01/12/2026	100,000	112,060
Goldman Sachs Capital I
6.345%, 02/15/2034	110,000	150,754
Goldman Sachs Group
3.625%, 01/22/2023	140,000	149,654
Jefferies Financial Group
Callable 01/18/2023 @ $100
5.500%, 10/18/2023	160,000	176,076
JPMorgan Chase
Callable 08/01/2024 @ $100
5.000%, VAR United States Secured Overnight Financing Rate+3.380%(B)	140,000	139,759

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Financials — continued
JPMorgan Chase
3.250%, 09/23/2022	$200,000	$211,396
Lloyds Banking Group
3.750%, 01/11/2027	200,000	221,375
MetLife
Callable 08/13/2025 @ $100
3.600%, 11/13/2025	150,000	170,968
MetLife Capital Trust IV
Callable 12/15/2032 @ $100
7.875%, 12/15/2037(A)	110,000	151,812
Morgan Stanley
Callable 01/15/2021 @ $100
4.085%, VAR ICE LIBOR USD 3 Month+3.810%(B)	140,000	136,909
Morgan Stanley MTN
2.625%, 11/17/2021	175,000	179,371
Northern Trust
Callable 10/01/2026 @ $100
4.600%, VAR ICE LIBOR USD 3 Month+3.202%(B)	135,000	141,637
Callable 02/01/2030 @ $100
1.950%, 05/01/2030	120,000	124,923
PNC Financial Services Group
Callable 11/01/2026 @ $100
5.000%, VAR ICE LIBOR USD 3 Month+3.300%(B)	135,000	142,519
Callable 04/19/2027 @ $100
3.150%, 05/19/2027	120,000	133,639
Prudential Financial MTN
Callable 09/13/2050 @ $100
3.700%, 03/13/2051	90,000	99,257
Truist Financial
Callable 09/01/2024 @ $100
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.003%(B)	140,000	140,525
US Bancorp
Callable 04/15/2027 @ $100
5.300%, VAR ICE LIBOR USD 3 Month+2.914%(B)	135,000	145,964
Callable 03/27/2026 @ $100
3.100%, 04/27/2026	100,000	111,097
Wells Fargo
5.950%, 12/15/2036	115,000	150,833

		4,129,452

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Health Care — 8.0%
AbbVie
Callable 11/14/2044 @ $100
4.700%, 05/14/2045	$50,000	$61,565
Callable 09/15/2034 @ $100
4.550%, 03/15/2035(A)	55,000	67,619
Callable 09/06/2022 @ $100
3.200%, 11/06/2022	80,000	84,254
AMN Healthcare
Callable 10/01/2022 @ $102
4.625%, 10/01/2027(A)	150,000	153,750
AstraZeneca
Callable 03/12/2027 @ $100
3.125%, 06/12/2027	140,000	155,752
CVS Health
Callable 01/20/2045 @ $100
5.125%, 07/20/2045	110,000	138,984
Callable 02/09/2023 @ $100
3.700%, 03/09/2023	125,000	133,949
Callable 05/01/2021 @ $100
2.125%, 06/01/2021	50,000	50,525
Merck
Callable 11/10/2024 @ $100
2.750%, 02/10/2025	180,000	195,604
Pfizer
4.125%, 12/15/2046	60,000	76,700
Zimmer Biomet Holdings
Callable 01/01/2025 @ $100
3.550%, 04/01/2025	160,000	176,878

		1,295,580

Industrials — 10.2%
3M
Callable 10/15/2049 @ $100
3.700%, 04/15/2050	55,000	66,581
Callable 03/15/2025 @ $100
2.650%, 04/15/2025	125,000	135,635
BNSF Funding Trust I
Callable 01/15/2026 @ $100
6.613%, VAR ICE LIBOR USD 3 Month+2.350%, 12/15/2055	130,000	148,363
Boeing
Callable 12/01/2028 @ $100
3.200%, 03/01/2029	145,000	142,802

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
Burlington Northern Santa Fe
Callable 06/15/2021 @ $100
3.450%, 09/15/2021	$101,000	$103,244
Cargo Aircraft Management
Callable 02/01/2023 @ $102
4.750%, 02/01/2028(A)	150,000	151,477
Cascades
Callable 01/15/2023 @ $103
5.375%, 01/15/2028(A)	100,000	105,125
General Dynamics
Callable 03/15/2025 @ $100
3.500%, 05/15/2025	120,000	134,596
General Electric MTN
5.875%, 01/14/2038	120,000	140,323
L3Harris Technologies
Callable 03/15/2028 @ $100
4.400%, 06/15/2028	155,000	184,763
Raytheon Technologies
Callable 08/16/2028 @ $100
4.125%, 11/16/2028	170,000	201,301
Callable 07/16/2023 @ $100
3.650%, 08/16/2023	7,000	7,564
Republic Services
Callable 11/15/2030 @ $100
1.450%, 02/15/2031	75,000	73,965
Xylem
4.875%, 10/01/2021	60,000	62,624

		1,658,363

Information Technology — 3.2%
Apple
2.400%, 05/03/2023	180,000	189,518
NCR
Callable 09/01/2024 @ $103
6.125%, 09/01/2029(A)	150,000	158,838
Oracle
Callable 08/15/2021 @ $100
1.900%, 09/15/2021	60,000	60,855
Xerox Holdings
Callable 07/15/2028 @ $100
5.500%, 08/15/2028(A)	110,000	108,374

		517,585

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Materials — 4.6%
Carpenter Technology
Callable 07/15/2023 @ $103
6.375%, 07/15/2028	$150,000	$156,994
Consolidated Energy Finance
Callable 11/02/2020 @ $105
6.875%, 06/15/2025(A)	150,000	136,500
DuPont de Nemours
Callable 05/15/2048 @ $100
5.419%, 11/15/2048	100,000	133,715
Mercer International
Callable 01/15/2021 @ $104
7.375%, 01/15/2025	150,000	151,875
Vulcan Materials
Callable 01/01/2025 @ $100
4.500%, 04/01/2025	101,000	115,053
Callable 03/01/2030 @ $100
3.500%, 06/01/2030	55,000	61,595

		755,732

Real Estate — 1.9%
Crown Castle International
5.250%, 01/15/2023	100,000	110,084
Crown Castle International
Callable 04/01/2030 @ $100
3.300%, 07/01/2030	55,000	60,146
Weyerhaeuser
Callable 08/15/2029 @ $100
4.000%, 11/15/2029	120,000	140,705

		310,935

Utilities — 2.2%
Florida Power & Light
Callable 06/01/2025 @ $100
3.125%, 12/01/2025	160,000	178,224
National Rural Utilities Cooperative Finance
Callable 11/07/2027 @ $100
3.400%, 02/07/2028	160,000	184,583

		362,807

TOTAL CORPORATE OBLIGATIONS
(Cost $12,369,487)		12,775,109

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020

U.S. TREASURY OBLIGATIONS — 9.6%

	Face Amount	Value
U.S. Treasury Bonds
4.375%, 11/15/2039	$140,000	$219,045
2.375%, 11/15/2049	125,000	153,057
U.S. Treasury Notes
1.875%, 07/31/2026	400,000	435,047
1.750%, 11/15/2029	105,000	115,660
1.750%, 07/31/2024	305,000	323,062
0.625%, 05/15/2030	110,000	109,673
0.125%, 05/15/2023	200,000	199,890

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,458,658)		1,555,434

U.S. GOVERNMENT AGENCY MORTGAGE BACKED OBLIGATIONS — 4.8%
FNMA
3.500%, 10/15/2050	300,000	316,301
2.000%, 10/15/2035	150,000	155,953
2.000%, 10/15/2050	300,000	310,172

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE BACKED OBLIGATIONS
(Cost $781,582)		782,426

LOAN OBLIGATIONS — 3.6%
Communication Services — 1.1%
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
4.397%, VAR LIBOR+4.250%, 12/17/2026	188,575	183,659

Consumer Staples — 0.7%
MRO Holdings, Inc., Initial Term Loan, 1st Lien
5.220%, VAR LIBOR+5.000%, 06/04/2026	148,496	115,827

Financials — 0.9%
Advisor Group Holdings, Inc., Initial Term B Loan, 1st Lien
5.147%, VAR LIBOR+5.000%, 07/31/2026	148,875	143,830

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020

LOAN OBLIGATIONS — continued

	Face Amount	Value
Information Technology — 0.9%
Ascend Learning, LLC, Initial Term B Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 07/12/2024	$148,469	$146,242

TOTAL LOAN OBLIGATIONS
(Cost $632,505)		589,558

ASSET-BACKED SECURITY — 1.3%
Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl NT
3.210%, 12/07/2024	200,000	212,740

TOTAL ASSET-BACKED SECURITY
(Cost $210,573)		212,740

MUNICIPAL BOND — 0.7%
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
Callable 08/01/2028 @ $100
3.900%, 08/01/2031	105,000	120,478

TOTAL MUNICIPAL BOND
(Cost $114,776)		120,478

TOTAL INVESTMENTS — 98.5%
(Cost $15,567,581)		$16,035,745

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020

A list of the open forward contracts held by the Fund at September 30, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	12/16/20	USD	50,000	COP	184,701,506	$(1,931)
HSBC	12/16/20	USD	90,000	ILS	306,769	(345)
HSBC	12/16/20	USD	130,000	PHP	6,314,364	(75)
HSBC	12/16/20	USD	75,124	EUR	64,000	45
HSBC	12/16/20	USD	75,460	EUR	64,000	(291)
HSBC	12/16/20	USD	32,000	TRY	254,511	216
HSBC	12/16/20	USD	143,000	TRY	1,108,908	(2,635)
HSBC	12/16/20	USD	20,000	IDR	304,033,919	275
HSBC	12/16/20	USD	170,000	IDR	2,543,455,131	(382)
HSBC	12/16/20	USD	198,000	CZK	4,454,038	(4,847)
HSBC	12/16/20	USD	48,000	HUF	14,947,170	152
HSBC	12/16/20	USD	151,000	HUF	46,037,658	(2,689)
HSBC	12/16/20	USD	215,089	NZD	320,000	(3,407)
HSBC	12/16/20	EUR	238,000	USD	281,242	1,707
HSBC	12/16/20	EUR	20,000	USD	23,380	(111)
HSBC	12/16/20	USD	268,000	SEK	2,353,430	(4,960)
HSBC	12/16/20	USD	75,000	RON	315,258	427
HSBC	12/16/20	USD	195,000	RON	806,744	(1,983)
HSBC	12/16/20	USD	299,000	RUB	23,002,376	(5,217)
HSBC	12/16/20	USD	368,000	PLN	1,388,393	(8,736)
HSBC	12/16/20	USD	370,000	BRL	1,970,215	(19,929)
HSBC	12/16/20	USD	373,000	CLP	286,560,355	(7,695)
HSBC	12/16/20 - 12/17/20	USD	40,000	MXN	902,079	438
HSBC	12/16/20 - 12/17/20	USD	349,000	MXN	7,513,123	(12,189)
HSBC	12/16/20	PLN	408,304	USD	108,000	2,346
HSBC	12/16/20	USD	340,370	AUD	480,000	3,502
HSBC	12/16/20	USD	87,853	AUD	120,000	(1,885)
HSBC	12/16/20	USD	470,000	INR	34,898,582	586
HSBC	12/16/20	USD	223,000	NOK	2,121,789	4,525
HSBC	12/16/20	USD	256,000	NOK	2,325,502	(6,631)
HSBC	12/16/20	TRY	507,201	USD	65,000	799
HSBC	12/16/20	GBP	330,000	USD	431,169	5,140
HSBC	12/16/20	GBP	237,000	USD	302,422	(3,545)
HSBC	12/16/20	USD	580,000	CAD	763,486	(6,416)
HSBC	12/16/20	ILS	618,692	USD	180,000	(816)
HSBC	12/16/20	USD	705,000	CHF	642,916	(5,330)
HSBC	12/16/20	USD	418,922	GBP	327,000	3,234
HSBC	12/16/20	USD	298,488	GBP	230,000	(1,559)
HSBC	12/16/20	AUD	630,000	USD	458,202	6,871
HSBC	12/16/20	AUD	90,000	USD	63,330	(1,146)
HSBC	12/16/20	USD	480,000	SGD	657,065	1,398
HSBC	12/16/20	USD	320,000	SGD	435,642	(827)
HSBC	12/16/20	USD	740,000	CNH	5,085,757	5,697
HSBC	12/16/20	USD	92,000	CNH	624,908	(373)
HSBC	12/16/20	BRL	426,345	USD	80,000	4,246
HSBC	12/16/20	BRL	450,369	USD	80,000	(22)
HSBC	12/16/20	USD	800,000	KRW	939,144,417	5,531
HSBC	12/16/20	USD	172,000	KRW	199,717,206	(697)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	12/16/20	CAD	671,296	USD	510,000	$5,676
HSBC	12/16/20	CAD	307,899	USD	230,000	(1,315)
HSBC	12/16/20	USD	550,000	THB	17,430,861	36
HSBC	12/16/20	USD	430,000	THB	13,447,731	(5,653)
HSBC	12/16/20	CHF	1,059,049	USD	1,165,000	12,462
HSBC	12/16/20	CHF	138,655	USD	150,000	(895)
HSBC	12/16/20	USD	352,000	JPY	37,255,249	1,626
HSBC	12/16/20	USD	863,000	JPY	90,432,674	(4,615)
HSBC	12/16/20	RON	705,417	USD	170,000	1,226
HSBC	12/16/20	RON	544,424	USD	130,000	(256)
HSBC	12/16/20	SGD	1,410,294	USD	1,030,000	(3,250)
HSBC	12/16/20	USD	1,350,000	TWD	39,122,339	16,679
HSBC	12/16/20	USD	120,000	TWD	3,424,932	(355)
HSBC	12/16/20	NZD	560,000	USD	379,165	8,722
HSBC	12/16/20	NZD	960,000	USD	629,765	(5,279)
HSBC	12/16/20	SEK	1,296,151	USD	148,000	3,131
HSBC	12/16/20	SEK	816,057	USD	90,000	(1,210)
HSBC	12/16/20	NOK	1,715,725	USD	189,000	5,019
HSBC	12/16/20	NOK	751,735	USD	80,000	(610)
HSBC	12/16/20	CNH	1,347,902	USD	198,000	365
HSBC	12/16/20	CNH	2,019,414	USD	294,000	(2,096)
HSBC	12/16/20	CZK	4,228,279	USD	188,000	4,638
HSBC	12/16/20	RUB	5,303,869	USD	69,000	1,260
HSBC	12/16/20 - 12/17/20	MXN	5,608,116	USD	259,000	7,598
HSBC	12/16/20 - 12/17/20	MXN	4,520,219	USD	200,000	(2,632)
HSBC	12/16/20	THB	33,358,690	USD	1,060,000	7,356
HSBC	12/16/20	THB	2,852,697	USD	90,000	(18)
HSBC	12/16/20	PHP	4,373,727	USD	90,000	6
HSBC	12/16/20	PHP	33,694,261	USD	690,000	(3,298)
HSBC	12/16/20	CLP	48,427,869	USD	63,000	1,265
HSBC	12/16/20	CLP	15,802,651	USD	20,000	(145)
HSBC	12/16/20	JPY	22,273,999	USD	213,000	1,575
HSBC	12/16/20	JPY	60,691,650	USD	572,000	(4,084)
HSBC	12/16/20	INR	37,726,955	USD	510,000	1,274
HSBC	12/16/20	INR	53,526,256	USD	720,000	(1,769)
HSBC	12/16/20	HUF	143,255,504	USD	469,000	7,501
HSBC	12/16/20	HUF	6,267,828	USD	20,000	(192)
HSBC	12/16/20	COP	753,485,969	USD	200,000	3,902
HSBC	12/16/20	COP	271,026,520	USD	70,000	(535)
HSBC	12/16/20	KRW	1,235,546,349	USD	1,042,000	(17,764)
HSBC	12/16/20	IDR	4,631,182,622	USD	310,000	1,156
HSBC	12/16/20	IDR	5,424,408,486	USD	360,000	(1,743)
HSBC	12/17/20	USD	120,000	ZAR	2,031,058	140
HSBC	12/17/20	USD	64,000	ZAR	1,061,136	(1,232)
HSBC	12/17/20	ZAR	1,059,408	USD	64,000	1,334
HSBC	12/17/20	ZAR	1,530,227	USD	90,000	(515)

						$(25,048)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020

For the year ended September 30, 2020, the average forward currency contracts to deliver and to receive were $ (139,305) and $ 121,508, respectively.

Percentages are based on Net Assets of $16,286,097.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of September 30, 2020 was $2,139,807 and represents 13.1% of Net Assets.

(B)	Perpetual security with no stated maturity date.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK —Czech Koruna

EUR — Euro

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RB — Revenue Bond

RON — Romanian Leu

RUB — Russian Ruble

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
SEPTEMBER 30, 2020

TWD— Taiwan Dollar

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

As of September 30, 2020, all of the Fund’s investments in securities and other financial instruments were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended September 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
SEPTEMBER 30, 2020

SECTOR WEIGHTINGS (Unaudited) †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 84.0%

	Face Amount	Value

Communication Services — 5.3%
Diamond Sports Group
Callable 08/15/2022 @ $103 6.625%, 08/15/2027(A)	$556,000	$289,468
Getty Images
Callable 03/01/2022 @ $105 9.750%, 03/01/2027(A)	320,000	312,000
Meredith
Callable 02/01/2021 @ $103 6.875%, 02/01/2026	301,000	251,335
Salem Media Group
Callable 11/02/2020 @ $103 6.750%, 06/01/2024(A)	300,000	258,750
Terrier Media Buyer
Callable 12/15/2022 @ $104 8.875%, 12/15/2027(A)	260,000	261,950
Townsquare Media
Callable 11/02/2020 @ $102 6.500%, 04/01/2023(A)	708,000	648,705
Urban One
Callable 11/02/2020 @ $100 7.375%, 04/15/2022(A)	550,000	497,750

		2,519,958

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
SEPTEMBER 30, 2020

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Consumer Discretionary — 14.3%
Arrow Bidco
Callable 03/15/2021 @ $105 9.500%, 03/15/2024(A)	$867,000	$719,610
Carnival
Callable 08/01/2023 @ $105 10.500%, 02/01/2026(A)	289,000	320,067
CD&R Smokey Buyer
Callable 07/15/2022 @ $103 6.750%, 07/15/2025(A)	500,000	527,500
Clarios Global
Callable 05/15/2022 @ $104 8.500%, 05/15/2027(A)	420,000	433,650
Cooper-Standard Automotive
Callable 11/15/2021 @ $103 5.625%, 11/15/2026(A)	995,000	696,500
Core & Main Holdings
Callable 11/02/2020 @ $102 8.625% cash/9.375% PIK, 09/15/2024(A)	400,000	403,000
Ford Motor
8.500%, 04/21/2023	550,000	599,500
Houghton Mifflin Harcourt Publishers
Callable 02/15/2022 @ $105 9.000%, 02/15/2025(A)	580,000	556,800
LBC Tank Terminals Holding Netherlands BV
Callable 11/02/2020 @ $101 6.875%, 05/15/2023(A)	280,000	277,900
Mattel
Callable 05/01/2041 @ $100 5.450%, 11/01/2041	570,000	533,016
Party City Holdings
Callable 10/13/2020 @ $100 5.750%, VAR ICE LIBOR USD 6 Month+5.000%, 07/15/2025(A)	205,178	149,780
PM General Purchaser
Callable 10/01/2023 @ $105 9.500%, 10/01/2028(A)	450,000	466,740
Specialty Building Products Holdings
Callable 09/30/2022 @ $103 6.375%, 09/30/2026(A)	5,000	5,088

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
SEPTEMBER 30, 2020

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Consumer Discretionary — continued
Staples
Callable 04/15/2022 @ $105 10.750%, 04/15/2027(A)	$600,000	$481,125
Callable 04/15/2022 @ $104 7.500%, 04/15/2026(A)	403,000	372,436
Winnebago Industries
Callable 07/15/2023 @ $103 6.250%, 07/15/2028(A)	250,000	263,750

		6,806,462

Consumer Staples — 6.3%
Algeco Global Finance
Callable 10/13/2020 @ $104 8.000%, 02/15/2023(A)	735,000	729,488
Clearwater Seafoods
Callable 11/02/2020 @ $105 6.875%, 05/01/2025(A)	475,000	487,041
Emeco Pty
Callable 10/15/2020 @ $105 9.250%, 03/31/2022	397,000	415,361
HLF Financing Sarl
Callable 08/15/2021 @ $104 7.250%, 08/15/2026(A)	300,000	308,250
Simmons Foods
Callable 11/02/2020 @ $103 5.750%, 11/01/2024(A)	380,000	380,395
Tms International Holding
Callable 10/19/2020 @ $104 7.250%, 08/15/2025(A)	742,000	692,843

		3,013,378

Energy — 19.6%
Archrock Partners
Callable 04/01/2022 @ $105 6.875%, 04/01/2027(A)	544,000	521,087
Buckeye Partners
Callable 12/01/2027 @ $100 4.500%, 03/01/2028(A)	110,000	106,012
Conuma Coal Resources
Callable 11/02/2020 @ $105 10.000%, 05/01/2023(A)	460,000	368,000
CSI Compressco
Callable 04/01/2021 @ $106 7.500%, 04/01/2025(A)	950,000	835,401

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
SEPTEMBER 30, 2020

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Energy — continued
Ensign Drilling
Callable 04/15/2021 @ $105 9.250%, 04/15/2024(A)	$796,000	$302,480
Global Partners
Callable 08/01/2022 @ $104 7.000%, 08/01/2027	590,000	601,286
Natural Resource Partners
Callable 10/30/2021 @ $105 9.125%, 06/30/2025(A)	720,000	632,189
Patterson-UTI Energy
Callable 08/15/2029 @ $100 5.150%, 11/15/2029	463,000	359,351
Callable 11/01/2027 @ $100 3.950%, 02/01/2028	185,000	142,985
PowerTeam Services
Callable 02/04/2023 @ $105 9.033%, 12/04/2025(A)	629,000	662,809
Summit Midstream Holdings
Callable 11/02/2020 @ $104 5.750%, 04/15/2025	1,218,000	695,265
Callable 11/02/2020 @ $100 5.500%, 08/15/2022	40,000	28,000
SunCoke Energy Partners
Callable 11/02/2020 @ $106 7.500%, 06/15/2025(A)	850,000	766,717
Targa Resources Partners
Callable 02/01/2026 @ $102 4.875%, 02/01/2031(A)	230,000	222,738
TransMontaigne Partners
Callable 02/15/2021 @ $105 6.125%, 02/15/2026	629,000	651,015
Transocean Pontus
Callable 08/01/2021 @ $105 6.125%, 08/01/2025(A)	230,880	206,453
Transocean Poseidon
Callable 02/01/2022 @ $105 6.875%, 02/01/2027(A)	647,000	518,558
USA Compression Partners
Callable 04/01/2021 @ $105 6.875%, 04/01/2026	580,000	574,925
Callable 09/01/2022 @ $105 6.875%, 09/01/2027	270,000	267,737
Welltec
Callable 11/02/2020 @ $107 9.500%, 12/01/2022(A)	990,000	871,200

		9,334,208

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
SEPTEMBER 30, 2020

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Financials — 5.3%
Advisor Group Holdings
Callable 08/01/2022 @ $108 10.750%, 08/01/2027(A)	$180,000	$184,500
AG Issuer
Callable 03/01/2023 @ $103 6.250%, 03/01/2028(A)	320,000	318,400
Allied Universal Holdco
Callable 07/15/2022 @ $103 6.625%, 07/15/2026(A)	910,000	969,150
Donnelley Financial Solutions
Callable 10/15/2021 @ $102 8.250%, 10/15/2024	400,000	419,000
VistaJet Malta Finance
Callable 06/01/2022 @ $105 10.500%, 06/01/2024(A)	670,000	628,594

		2,519,644

Health Care — 0.9%
Global Medical Response
Callable 10/01/2021 @ $103 6.500%, 10/01/2025(A)	280,000	277,928
Varex Imaging
Callable 10/15/2023 @ $106 7.875%, 10/15/2027(A)	160,000	165,600

		443,528

Industrials — 18.4%
Anagram International
Callable 08/15/2022 @ $103 10.000% cash/10.000% PIK, 08/15/2026(A)	61,178	52,001
Brand Industrial Services
Callable 11/02/2020 @ $106 8.500%, 07/15/2025(A)	495,000	467,775
Cimpress
Callable 06/15/2021 @ $105 7.000%, 06/15/2026(A)	550,000	522,500
Cleaver-Brooks
Callable 11/02/2020 @ $104 7.875%, 03/01/2023(A)	830,000	800,950
F-Brasile
Callable 08/15/2022 @ $104 7.375%, 08/15/2026(A)	664,000	561,080

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
SEPTEMBER 30, 2020

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
Gates Global
Callable 01/15/2022 @ $103 6.250%, 01/15/2026(A)	$360,000	$371,084
Granite US Holdings
Callable 10/01/2022 @ $106 11.000%, 10/01/2027(A)	580,000	594,500
Griffon
Callable 03/01/2023 @ $103 5.750%, 03/01/2028	370,000	386,217
Grinding Media
Callable 11/02/2020 @ $104 7.375%, 12/15/2023(A)	479,000	484,988
HC2 Holdings
Callable 11/02/2020 @ $106 11.500%, 12/01/2021(A)	297,000	282,892
Hillman Group
Callable 11/02/2020 @ $100 6.375%, 07/15/2022(A)	200,000	194,500
JPW Industries Holding
Callable 11/02/2020 @ $107 9.000%, 10/01/2024(A)	860,000	810,550
Matthews International
Callable 12/01/2020 @ $104 5.250%, 12/01/2025(A)	127,000	120,015
Navios South American Logistics
Callable 08/01/2022 @ $108 10.750%, 07/01/2025(A)	370,000	392,200
New Enterprise Stone & Lime
Callable 07/15/2023 @ $105 9.750%, 07/15/2028(A)	500,000	540,000
Park-Ohio Industries
Callable 04/15/2022 @ $103 6.625%, 04/15/2027	588,000	540,960
Quad/Graphics
7.000%, 05/01/2022	394,000	346,720
Titan International
Callable 11/02/2020 @ $105 6.500%, 11/30/2023	863,000	645,533
Triumph Group
Callable 02/01/2023 @ $104 8.875%, 06/01/2024(A)	206,000	219,390
Callable 11/02/2020 @ $106 7.750%, 08/15/2025	660,000	423,225

		8,757,080

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
SEPTEMBER 30, 2020

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Information Technology — 2.4%
Avaya
Callable 09/15/2023 @ $103 6.125%, 09/15/2028(A)	$470,000	$479,212
Exela Intermediate
Callable 11/02/2020 @ $105 10.000%, 07/15/2023(A)	410,000	125,050
Xerox Holdings
Callable 07/15/2028 @ $100 5.500%, 08/15/2028(A)	541,000	533,007

		1,137,269

Materials — 10.6%
Arconic
Callable 02/15/2023 @ $103 6.125%, 02/15/2028(A)	50,000	51,344
Carpenter Technology
Callable 07/15/2023 @ $103 6.375%, 07/15/2028	620,000	648,907
Clearwater Paper
5.375%, 02/01/2025(A)	330,000	345,874
Consolidated Energy Finance
Callable 11/02/2020 @ $105 6.875%, 06/15/2025(A)	520,000	473,200
Callable 05/15/2021 @ $105 6.500%, 05/15/2026(A)	120,000	105,097
Koppers
Callable 11/02/2020 @ $105 6.000%, 02/15/2025(A)	613,000	621,429
Neon Holdings
Callable 04/01/2022 @ $105 10.125%, 04/01/2026(A)	440,000	464,200
OCI
Callable 10/15/2020 @ $103 6.625%, 04/15/2023(A)	325,000	336,050
Callable 11/01/2021 @ $103 5.250%, 11/01/2024(A)	50,000	51,585
Rain CII Carbon
Callable 11/02/2020 @ $105 7.250%, 04/01/2025(A)	705,000	673,275
Schweitzer-Mauduit International
Callable 10/01/2021 @ $105 6.875%, 10/01/2026(A)	590,000	622,450

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
SEPTEMBER 30, 2020

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Materials — continued
Venator Finance Sarl
Callable 11/02/2020 @ $104 5.750%, 07/15/2025(A)	$740,000	$636,400

		5,029,811

Real Estate — 0.9%
CoreCivic
Callable 07/15/2027 @ $100 4.750%, 10/15/2027	410,000	346,450
Cushman & Wakefield US Borrower
Callable 05/15/2023 @ $103 6.750%, 05/15/2028(A)	90,000	93,433

		439,883

TOTAL CORPORATE OBLIGATIONS
(Cost $41,481,864)		40,001,221

LOAN OBLIGATIONS — 12.5%

Communication Services — 0.6%
Radio One, Inc., Initial Term Loan, 1st Lien 5.000%, VAR LIBOR+4.000%, 04/18/2023	329,147	275,167

Consumer Discretionary — 4.3%
24 Hour Fitness Worldwide, Inc., DIP New Money Term Loan, 1st Lien
11.000%, VAR LIBOR+10.000%, 06/21/2021	241,414	201,581
24 Hour Fitness Worldwide, Inc., DIP Roll-Up Term Loan, 1st Lien
11.000%, VAR LIBOR+10.000%, 06/17/2021	241,414	201,581
24 Hour Fitness Worldwide, Inc., Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 05/30/2025	656,961	19,709
BW Gas & Convenience Holdings, LLC, Initial Term Loan, 1st Lien
6.400%, VAR LIBOR+6.250%, 11/13/2026	703,612	703,612
Party City Holdings, Inc., Term Loan
3.250%, VAR LIBOR+2.500%, 08/19/2022	675,904	549,173

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
SEPTEMBER 30, 2020

LOAN OBLIGATIONS — continued

	Face Amount	Value
Consumer Discretionary — continued
PSS Industrial Group, Term Loan, 1st Lien
7.500%, VAR LIBOR+6.000%, 04/10/2025	$564,808	$382,188

		2,057,844

Consumer Staples — 0.9%
MRO Holdings, Inc., Initial Term Loan, 1st Lien
5.220%, VAR LIBOR+5.000%, 06/04/2026	579,222	451,794

Energy — 0.7%
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
6.750%, VAR LIBOR+5.750%, 06/18/2026	388,040	321,798

Industrials — 3.9%
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/21/2024	149,229	138,572
Forming Machining Industries Holdings, LLC, Initial Term Loan, 1st Lien
4.220%, VAR LIBOR+4.000%, 10/09/2025 (B)	250,000	205,000
Forming Machining Industries Holdings, LLC, Initial Term Loan, 2nd Lien
8.470%, VAR LIBOR+8.250%, 10/09/2026	500,000	350,000
NA Rail Hold Co. LLC, Initial Term Loan, 1st Lien
5.470%, VAR LIBOR+5.250%, 10/15/2026	368,150	368,150
One Sky Flight, LLC, Term Loan, 1st Lien
8.500%, VAR LIBOR+7.500%, 12/19/2024	587,125	555,814
Werner Finco LP (Werner Finco, Inc.), Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 07/24/2024	248,718	238,769

		1,856,305

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
SEPTEMBER 30, 2020

LOAN OBLIGATIONS — continued

	Face Amount/ Shares	Value
Information Technology — 0.2%
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien 8.647%, VAR LIBOR+8.500%, 01/14/2027	$140,000	$119,000

Materials — 1.9%
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien 5.683%, VAR LIBOR+5.500%, 10/10/2025	290,931	268,626
5.645%, VAR LIBOR+5.500%, 10/10/2025	376,756	347,870
ASP Unifrax Holdings, Inc., Term Loan, 2nd Lien 8.750%, VAR LIBOR+8.500%, 12/14/2026	350,000	284,665

		901,161

TOTAL LOAN OBLIGATIONS
(Cost $6,696,668)		5,983,069

COMMON STOCK — 0.1%

Consumer Discretionary — 0.1%
Party City Holdings	11,517	29,944

TOTAL COMMON STOCK
(Cost $–)		29,944

TOTAL INVESTMENTS — 96.6%
(Cost $48,178,532)		$46,014,234

Percentages are based on Net Assets of $47,630,969.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of September 30, 2020 was $31,124,433 and represents 65.3% of Net Assets.

(B)	Unsettled Bank Loan. Interest rate may not be available.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
SEPTEMBER 30, 2020

ICE — Intercontinental Exchange LIBOR— London Interbank Offered Rate LLC — Limited Liability Company LP — Limited Partnership PIK — Payment-in-Kind USD — U.S. Dollar VAR — Variable Rate

The following table summarizes the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$40,001,221	$—	$40,001,221
Loan Obligations	—	5,983,069	—	5,983,069
Common Stock	29,944	—	—	29,944

Total Investments in Securities	$29,944	$45,984,290	$—	$46,014,234

For the year ended September 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
SEPTEMBER 30, 2020

SECTOR WEIGHTINGS (Unaudited)†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.7%

	Shares	Value
Communication Services — 1.2%

Nexstar Media Group, Cl A	1,040	$93,527

Consumer Discretionary — 10.9%

Asbury Automotive Group *	1,025	99,886

Callaway Golf *	6,080	116,371

Deckers Outdoor *	445	97,905

Helen of Troy *	525	101,598

KB Home	2,910	111,715

Kontoor Brands *	3,875	93,775

Texas Roadhouse, Cl A *	1,475	89,665

Wyndham Hotels & Resorts	1,858	93,829

Zumiez *	2,920	81,235

		885,979

Consumer Staples — 2.7%

Darling Ingredients *	3,405	122,682

Performance Food Group *	2,810	97,282

		219,964

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
SEPTEMBER 30, 2020

COMMON STOCK — continued

	Shares	Value
Energy — 3.0%

Cameco	8,440	$85,244

Dril-Quip *	1,365	33,798

EQT *	6,455	83,463

Helmerich & Payne	2,740	40,141

		242,646

Financials — 20.4%

Argo Group International Holdings	3,375	116,201

BancorpSouth Bank	4,225	81,881

Banner	3,415	110,168

Blackstone Mortgage Trust, Cl A ‡	3,895	85,573

Cadence BanCorp, Cl A	6,460	55,491

Enterprise Financial Services	3,115	84,946

Evercore, Cl A	1,420	92,953

Great Western Bancorp	3,305	41,147

Hanover Insurance Group	865	80,601

HomeStreet	3,595	92,607

Kemper	1,390	92,894

Peapack-Gladstone Financial	3,140	47,571

PennyMac Financial Services	1,470	85,436

ProAssurance	6,255	97,828

Radian Group	5,550	81,086

Seacoast Banking Corp of Florida *	3,960	71,399

South State	853	41,072

Sterling Bancorp	7,520	79,110

Webster Financial	4,290	113,299

Wintrust Financial	2,400	96,120

		1,647,383

Health Care — 9.4%

Collegium Pharmaceutical *	4,505	93,794

Envista Holdings *	3,570	88,107

Haemonetics *	1,075	93,794

Integer Holdings *	1,405	82,909

Pacira BioSciences *	1,365	82,064

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
SEPTEMBER 30, 2020

COMMON STOCK — continued

	Shares	Value
Health Care — continued

Premier, Cl A	3,222	$105,778

Syneos Health, Cl A *	2,155	114,560

United Therapeutics *	990	99,990

		760,996

Industrials — 21.4%

Astec Industries	2,235	121,249

Brink’s	1,259	51,732

Clean Harbors *	1,445	80,964

Gibraltar Industries *	1,895	123,440

Hillenbrand	3,700	104,932

Hub Group, Cl A *	2,270	113,943

ICF International	1,226	75,436

ITT	1,940	114,557

Kennametal	3,965	114,747

Regal Beloit	1,190	111,705

Rexnord	3,615	107,872

Ryder System	2,865	121,018

SPX *	2,535	117,573

SPX FLOW *	2,825	120,966

Stericycle *	1,585	99,950

Textainer Group Holdings *	5,365	75,968

Werner Enterprises	1,770	74,322

		1,730,374

Information Technology — 8.8%

Blackbaud *	1,450	80,954

Calix *	4,830	85,877

FormFactor *	3,305	82,394

J2 Global *	1,465	101,407

Lattice Semiconductor *	2,950	85,432

Novanta *	845	89,012

Perficient *	2,555	109,201

Viavi Solutions *	6,930	81,289

		715,566

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
SEPTEMBER 30, 2020

COMMON STOCK — continued

	Shares	Value
Materials — 3.7%

Allegheny Technologies *	8,860	$77,259

Arconic *	3,665	69,818

Avient	2,760	73,030

Ferro *	6,360	78,864

		298,971

Real Estate — 10.5%

Alexander & Baldwin *‡	9,475	106,215

DiamondRock Hospitality *‡	16,980	86,089

Four Corners Property Trust ‡	6,445	164,927

Healthcare Realty Trust ‡	5,530	166,564

Jones Lang LaSalle *	815	77,963

Physicians Realty Trust ‡	9,400	168,354

STAG Industrial ‡	2,680	81,713

		851,825

Utilities — 4.7%
IDACORP	1,110	88,689
Northwest Natural Holding	1,840	83,517
NorthWestern	2,535	123,303
ONE Gas	1,170	80,742

		376,251

TOTAL COMMON STOCK
(Cost $8,094,785)		7,823,482

EXCHANGE TRADED FUNDS — 0.4%

iShares Russell 2000 ETF	98	14,679

iShares Russell 2000 Value ETF	205	20,363

TOTAL EXCHANGE TRADED FUNDS
(Cost $33,980)		35,042

TOTAL INVESTMENTS — 97.1%
(Cost $8,128,765)		$7,858,524

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
SEPTEMBER 30, 2020

Percentages are based on Net Assets of $8,094,076.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

As of September 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended September 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SEPTEMBER 30, 2020

STATEMENTS OF ASSETS AND LIABILITIES

	Enhanced Core Plus Fund	High Yield Fund	Small Cap Value Sustainability Fund
Assets:
Investments, at Value (Cost $15,567,581, $48,178,532 and $8,128,765, respectively)	$16,035,745	$46,014,234	$7,858,524
Cash	913,297	1,667,674	328,706
Interest and Dividend Receivable	146,599	988,039	7,214
Unrealized Appreciation on Forward Foreign Currency Contracts	141,082	–	–
Receivable Due from Investment Adviser	30,399	12,119	19,882
Receivable for Investment Securities Sold	–	82,720	68,485
Prepaid Expenses	20,298	12,368	11,100

Total Assets	17,287,420	48,777,154	8,293,911

Liabilities:
Payable for Investment Securities Purchased	781,582	1,056,450	153,519
Unrealized Depreciation on Forward Foreign Currency Contracts	166,130	–	–
Audit Fees Payable	24,600	27,600	24,600
Payable Due to Administrator	9,426	9,426	9,426
Chief Compliance Officer Fees Payable	653	1,885	340
Trustees Fees Payable	153	443	80
Distribution Fees Payable (Investor Shares)	16	153	–
Payable for Capital Shares Redeemed	–	18,628	–
Other Accrued Expenses	18,763	31,600	11,870

Total Liabilities	1,001,323	1,146,185	199,835

Net Assets	$16,286,097	$47,630,969	$8,094,076

Net Assets Consist of:
Paid-in Capital	$15,826,515	$49,865,840	$8,887,639
Total Distributable Earnings/(Loss)	459,582	(2,234,871)	(793,563)

Net Assets	$16,286,097	$47,630,969	$8,094,076

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SEPTEMBER 30, 2020

	Enhanced Core Plus Fund	High Yield Fund	Small Cap Value Sustainability Fund
Institutional Shares
Net Assets	$16,219,305	$46,918,168	$8,093,978
Shares Issued and Outstanding (unlimited authorization — no par value)	1,575,022	5,036,182	895,861
Net Asset Value, Offering and Redemption Price Per Share	$10.30	$9.32	$9.03

Investor Shares
Net Assets	$66,792	$712,801	$98
Shares Issued and Outstanding (unlimited authorization — no par value)	6,490	76,559	11
Net Asset Value, Offering and Redemption Price Per Share	$10.29	$9.31	$9.05*

*	Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets are shown rounded.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
FOR THE YEAR ENDED
SEPTEMBER 30, 2020

STATEMENTS OF OPERATIONS

	Enhanced Core Plus Fund (1)	High Yield Fund	Small Cap Value Sustainability Fund
Investment Income:
Interest Income	$467,487	$2,773,227	$1,582
Dividend Income	–	17,940	130,018

Total Investment Income	467,487	2,791,167	131,600

Expenses:
Administration Fees (Note 4)	114,765	115,080	115,080
Investment Advisory Fees (Note 5)	56,382	196,759	65,954
Trustees’ Fees	7,213	16,499	4,433
Chief Compliance Officer Fees (Note 3)	3,148	2,581	797
Distribution Fees (Investor Shares)	68	1,589	–
Legal Fees	69,034	42,160	19,866
Offering Costs	67,140	15,201	18,344
Transfer Agent Fees (Note 4)	48,758	58,960	44,754
Audit Fees	24,600	28,061	25,061
Printing Fees	12,048	19,847	5,572
Registration Fees	8,380	30,779	26,130
Custodian Fees (Note 4)	2,164	2,236	4,362
Other Expenses	23,543	40,859	8,073

Total Expenses	437,243	570,611	338,426

Less:
Waiver of Investment Advisory Fees (Note 5)	(56,382)	(196,759)	(65,954)
Reimbursement by Investment Adviser	(298,503)	(103,826)	(186,268)
Fees Paid Indirectly (Note 4)	(34)	(59)	(49)

Net Expenses	82,324	269,967	86,155

Net Investment Income	385,163	2,521,200	45,445

Net Realized Gain/(Loss) on:
Investments	23,252	248,318	(534,485)
Forward Foreign Currency Contracts	(24,335)	–	–
Foreign Currency Transactions	(14,900)	–	–

Net Realized Gain/(Loss)	(15,983)	248,318	(534,485)

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	468,164	(2,124,579)	(648,080)
Forward Foreign Currency Contracts	(25,048)	–	–

Net Change in Unrealized Appreciation (Depreciation)	443,116	(2,124,579)	(648,080)

Net Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	427,133	(1,876,261)	(1,182,565)

Net Increase (Decrease) in Net Assets Resulting from Operations	$812,296	$644,939	$(1,137,120)

(1)	The Fund commenced operations on October 1, 2019
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended September 30, 2020(1)
Operations:
Net Investment Income	$385,163
Net Realized Loss on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(15,983)
Net Unrealized Appreciation on Investments and Forward Foreign Currency Contracts	443,116

Net Increase in Net Assets Resulting from Operations	812,296

Distributions:
Institutional Shares	(351,932)
Investor Shares	(782)

Total Distributions	(352,714)

Capital Share Transactions:(2)
Institutional Shares:
Issued	15,752,875
Reinvestment of Dividends and Distributions	31,153
Redeemed	(23,019)

Increase from Institutional Shares Capital Share Transactions	15,761,009

Investor Shares:
Issued	70,213
Reinvestment of Dividends and Distributions	764
Redeemed	(5,471)

Increase from Investor Shares Capital Share Transactions	65,506

Net Increase in Net Assets from Capital Share Transactions	15,826,515

Total Increase in Net Assets	16,286,097

Net Assets:
Beginning of Year	—

End of Year	$16,286,097

(1)	The Fund commenced operations on October 1, 2019.
(2)	For share transactions, see Note 6 in the Notes to Financial Statements.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2020	Period Ended September 30, 2019(1)
Operations:
Net Investment Income	$2,521,200	$1,454,810
Net Realized Gain on Investments	248,318	497,206
Net Change in Unrealized Depreciation on Investments	(2,124,579)	(39,719)

Net Increase in Net Assets Resulting from Operations	644,939	1,912,297

Distributions:
Institutional Shares	(3,298,985)	(1,438,145)
Investor Shares	(53,705)	(1,272)

Total Distributions	(3,352,690)	(1,439,417)

Capital Share Transactions:(2)
Institutional Shares:
Issued	23,309,492	25,936,082
Reinvestment of Dividends and Distributions	1,306,698	622,931
Redemption Fees(3)	765	—
Redeemed	(1,969,126)	(2,429)

Increase from Institutional Shares Capital Share Transactions	22,647,829	26,556,584

Investor Shares:
Issued	1,171,076	50,100
Reinvestment of Dividends and Distributions	53,704	1,272
Redeemed	(604,480)	(10,245)

Increase from Investor Shares Capital Share Transactions	620,300	41,127

Net Increase in Net Assets from Capital Share Transactions	23,268,129	26,597,711

Total Increase in Net Assets	20,560,378	27,070,591

Net Assets:
Beginning of Year/Period	27,070,591	—

End of Year/Period	$47,630,969	$27,070,591

(1)	The Fund commenced operations on December 3, 2018.
(2)	For share transactions, see Note 6 in the Notes to Financial Statements.
(3)	For redemption fees, see Note 2 in the Notes to Financial Statements.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2020	Period Ended September 30, 2019(1)
Operations:
Net Investment Income	$45,445	$49,867
Net Realized Gain (Loss) on Investments	(534,485)	712,823
Net Change in Unrealized Appreciation (Depreciation) on Investments	(648,080)	377,839

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,137,120)	1,140,529

Distributions:
Institutional Shares	(792,953)	(4,010)
Investor Shares	(9)	—

Total Distributions	(792,962)	(4,010)

Capital Share Transactions:(2)
Institutional Shares:
Issued	180,687	10,883,385
Reinvestment of Dividends and Distributions	792,953	4,010
Redeemed	(927,178)	(2,046,327)

Increase from Institutional Shares Capital Share Transactions	46,462	8,841,068

Investor Shares:
Issued	—	100
Reinvestment of Dividends and Distributions	9	—

Increase from Investor Shares Capital Share Transactions	9	100

Net Increase in Net Assets from Capital Share Transactions	46,471	8,841,168

Total Increase (Decrease) in Net Assets	(1,883,611)	9,977,687

Net Assets:
Beginning of Year/Period	9,977,687	—

End of Year/Period	$8,094,076	$9,977,687

(1)	The Fund commenced operations on December 19, 2018.
(2)	For share transactions, see Note 6 in the Notes to Financial Statements.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year

Institutional Shares	Year Ended September 30, 2020*
Net Asset Value, Beginning of Year	$10.00

Income from Operations:
Net Investment Income(1)	0.25
Net Realized and Unrealized Gain	0.28

Total from Operations	0.53

Dividends and Distributions:
Net Investment Income	(0.23)
Net Realized Gain	—^

Total Dividends and Distributions	(0.23)

Net Asset Value, End of Year	$10.30

Total Return†	5.38%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$16,219
Ratio of Expenses to Average Net Assets	0.54%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.87%**
Ratio of Net Investment Income to Average Net Assets	2.53%**
Portfolio Turnover Rate	116%***

*	Commenced operations on October 1, 2019.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year

Investor Shares	Year Ended September 30, 2020*
Net Asset Value, Beginning of Year	$10.00

Income from Operations:
Net Investment Income(1)	0.22
Net Realized and Unrealized Gain	0.28

Total from Operations	0.50

Dividends and Distributions:
Net Investment Income	(0.21)
Net Realized Gain	—^

Total Dividends and Distributions	(0.21)

Net Asset Value, End of Year	$10.29

Total Return†	5.08%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$67
Ratio of Expenses to Average Net Assets	0.79%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	3.19%**
Ratio of Net Investment Income to Average Net Assets	2.20%**
Portfolio Turnover Rate	116%***

*	Commenced operations on October 1, 2019.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

Institutional Shares	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Year/Period	$10.18	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.66	0.57
Net Realized and Unrealized Gain (Loss)	(0.64)	0.17

Total from Operations	0.02	0.74

Dividends and Distributions:
Net Investment Income	(0.70)	(0.56)
Net Realized Gain	(0.18)	—

Total Dividends and Distributions	(0.88)	(0.56)

Net Asset Value, End of Year/Period	$9.32	$10.18

Total Return†	0.55%	7.53%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$46,918	$27,030
Ratio of Expenses to Average Net Assets	0.75%	0.75%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.59%	2.08%**
Ratio of Net Investment Income to Average Net Assets	7.04%	6.77%**
Portfolio Turnover Rate	90%	58%***

*	Commenced operations on December 3, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

Investor Shares	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Year/Period	$10.19	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.63	0.59
Net Realized and Unrealized Gain (Loss)	(0.65)	0.14

Total from Operations	(0.02)	0.73

Dividends and Distributions:
Net Investment Income	(0.68)	(0.54)
Net Realized Gain	(0.18)	—

Total Dividends and Distributions	(0.86)	(0.54)

Net Asset Value, End of Year/Period	$9.31	$10.19

Total Return†	0.11%	7.51%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$713	$41
Ratio of Expenses to Average Net Assets	0.99%	1.00%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.77%	2.38%**
Ratio of Net Investment Income to Average Net Assets	6.99%	6.94%**
Portfolio Turnover Rate	90%	58%***

*	Commenced operations on December 3, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

Institutional Shares	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Year/Period	$11.14	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.05	0.04
Net Realized and Unrealized Gain (Loss)	(1.28)	1.10

Total from Operations	(1.23)	1.14

Dividends and Distributions:
Net Investment Income	(0.07)	—^
Net Realized Gain	(0.81)	—

Total Dividends and Distributions	(0.88)	—

Net Asset Value, End of Year/Period	$9.03	$11.14

Total Return†	(12.51)%	11.45%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$8,094	$9,978
Ratio of Expenses to Average Net Assets	0.98%	0.98%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	3.85%	4.07%**
Ratio of Net Investment Income to Average Net Assets	0.52%	0.62%**
Portfolio Turnover Rate	136%	131%***

*	Commenced operations on December 19, 2018.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

Investor Shares	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Year/Period	$11.14	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.14	0.13
Net Realized and Unrealized Gain (Loss)	(1.35)	1.01

Total from Operations	(1.21)	1.14

Dividends and Distributions:
Net Investment Income	(0.07)	—^
Net Realized Gain	(0.81)	—

Total Dividends and Distributions	(0.88)	—

Net Asset Value, End of Year/Period	$9.05	$11.14

Total Return†	(12.32)%	11.45%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$—	$—
Ratio of Expenses to Average Net Assets	0.00%‡	0.00%**‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	3.57%	3.52%**
Ratio of Net Investment Income to Average Net Assets	1.50%	1.48%**
Portfolio Turnover Rate	136%	131%***

*	Commenced operations on December 19, 2018.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡

The ratio rounds to 0.00% due to the relative net asset value of Investor Shares. Prospectively, it is expected the ratio of net expenses to average net asset would approximate 1.23% (4.32% excluding waivers) and 1.23% (4.10% excluding waivers, reimbursements and fees paid indirectly), for the period ended September 2019 and year ended September 30, 2020, respectively.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SEPTEMBER 30, 2020

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 Funds. The financial statements herein are those of the Mesirow Financial Funds (the “Funds”). The investment objective of the Mesirow Financial Enhanced Core Plus Fund (the “Enhanced Core Plus Fund”) is to seek to maximize total return through capital appreciation and current income consistent with preservation of capital. The investment objective of the Mesirow Financial High Yield Fund (the “High Yield Fund”) is to seek to provide a high level of current income consistent with the preservation of principal. The investment objective of the Mesirow Financial Small Cap Value Sustainability Fund (the “Small Cap Value Sustainability Fund”) is to seek to provide long-term capital appreciation with less volatility than the U.S. small cap value market. Each of the funds is classified as a diversified investment company. Mesirow Financial Investment Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offer Institutional and Investor Shares. The Enhanced Core Plus Fund, High Yield Fund and the Small Cap Value Sustainability Fund commenced operations on October 1, 2019, December 3, 2018 and December 19, 2018, respectively. The financial statements of the remaining Funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SEPTEMBER 30, 2020

value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets,

53

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SEPTEMBER 30, 2020

adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended September 30, 2020, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended September 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2020, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

54

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SEPTEMBER 30, 2020

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of September 30, 2020.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Enhanced Core Plus Fund distributes its net investment income quarterly and makes distributions of its net realized capital gains, if any, at least annually. The High Yield Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if

55

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SEPTEMBER 30, 2020

any, at least annually. The Small Cap Value Sustainability Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs of the Fund, including costs of printing the initial prospectus, legal, and registration fees, are being amortized to expense over a twelve month period. As of September 30, 2020, the Funds’ offering costs have been fully amortized.

Redemption Fees — The High Yield Fund imposes a 1.00% redemption fee on the value of the Institutional Shares and Investor shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The High Yield Fund, Institutional Shares imposed redemption fees of $765, for the year ended September 30, 2020.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.   Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended September 30, 2020, the Enhanced Core Plus Fund, the High Yield Fund and the Small Cap Value Sustainability Fund paid $114,765, $115,080 and $115,080 for these services, respectively.

The Funds have adopted the Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Investor Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

56

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SEPTEMBER 30, 2020

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agency expenses. For the year ended September 30, 2020, the Enhanced Core Plus Fund, the High Yield Fund and the Small Cap Value Sustainability Fund earned credits of $34, $59 and $49, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Enhanced Core Plus Fund, the High Yield Fund and the Small Cap Value Sustainability Fund at a fee calculated at an annual rate of 0.37%, 0.55% and 0.75%, respectively of the Funds’ average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until January 31, 2021. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2021. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

Accordingly, the contractual expense limitations for each Fund are as follows:

	Institutional Shares	Investor Shares

Enhanced Core Plus Fund	0.54%	0.79%

High Yield Fund	0.75%	1.00%

Small Cap Value Sustainability Fund	0.98%	1.23%

At September 30, 2020, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

	2022	2023	Total

Enhanced Core Plus Fund	$—	$354,885	$354,885

High Yield Fund	284,974	300,585	585,559

Small Cap Value Sustainability Fund	247,027	252,222	499,249

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6.	Shares Transactions:

Enhanced Core Plus Fund	Year Ended September 30, 2020(1)
Institutional Shares
Issued	1,574,271
Reinvestment of Dividends and Distributions	3,140
Redeemed	(2,389)

Net Institutional Shares Capital Share Transactions	1,575,022

Investor Shares
Issued	6,961
Reinvestment of Dividends and Distributions	76
Redeemed	(547)

Net Investor Shares Capital Share Transactions	6,490

Net Increase in Shares Outstanding	1,581,512

High Yield Fund	Year Ended September 30, 2020	Period Ended September 30, 2019(2)
Institutional Shares
Issued	2,471,339	2,592,166
Reinvestment of Dividends and Distributions	141,723	62,044
Redeemed	(230,852)	(238)

Net Institutional Shares Capital Share Transactions	2,382,210	2,653,972

Investor Shares
Issued	131,204	4,883
Reinvestment of Dividends and Distributions	5,948	125
Redeemed	(64,596)	(1,005)

Net Investor Shares Capital Share Transactions	72,556	4,003

Net Increase in Shares Outstanding	2,454,766	2,657,975

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Small Cap Value Sustainability Fund	Year Ended September 30, 2020	Period Ended September 30, 2019 (3)
Institutional Shares
Issued	18,264	1,080,405
Reinvestment of Dividends and Distributions	71,223	416
Redeemed	(89,531)	(184,916)

Net Institutional Shares Capital Share Transactions	(44)	895,905

Investor Shares
Issued	—	10
Reinvestment of Dividends and Distributions	1	—
Redeemed	—	—

Net Investor Shares Capital Share Transactions	1	10

Net Increase (Decrease) in Shares Outstanding	(43)	895,915

(1)	The Fund commenced operations on October 1, 2019.
(2)	The Fund commenced operations on December 3, 2018.
(3)	The Fund commenced operations on December 19, 2018.

Amount designated as “-“ are $0 or have been rounded to $0.

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the year ended September 30, 2020, were as follows:

	Purchases	Sales
Enhanced Core Plus Fund	$14,573,264	$1,816,558
High Yield Fund	42,904,866	26,768,394
Small Cap Value Sustainability Fund	11,573,719	12,227,248

Additionally, the Enhanced Core Plus Fund had $16,823,110 and $14,722,552 in long-term U.S. government purchases and sales, respectively.

8.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences

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are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. To the extent these differences are permanent, they are charged or credited to distributable earnings or paid-in-capital, as appropriate, in the period that the differences arise. The permanent difference in the current year are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes, distribution reclassification, foreign currency translations and reclassification of long term capital gain distribution on REITs. During the year ended September 30, 2020, there were no permanent differences charged or credited to distributable earnings or paid-in-capital.

The tax character of dividends and distributions paid during the year ended September 30, 2020 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Enhanced Core Plus Fund
2020	$250,113	$102,601	$352,714
High Yield Fund
2020	3,352,690	–	3,352,690
2019	1,439,417	–	1,439,417
Small Cap Value Sustainability Fund
2020	792,962	–	792,962
2019	4,010	–	4,010

The Enhanced Core Plus Fund did not commence operations until October 1, 2019.

As of September 30, 2020, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Enhanced Core Plus Fund	High Yield Fund	Small Cap Value Sustainability Fund
Undistributed Ordinary Income	$–	$258,908	$31,269
Current Year Loss Deferral	(31,665)	–	–
Post October Losses	–	(86,889)	(450,965)
Unrealized Appreciation (Depreciation)	491,250	(2,406,890)	(373,867)
Other Temporary Differences	(3)	–	–

Total Distributable Earnings (Accumulated Losses)	$459,582	$(2,234,871)	$(793,563)

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Post-October losses represent losses realized on investment transactions from November 1, 2019 through September 30, 2020, that, in accordance with Federal income tax regulations, the funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2020 through September 30, 2020 and specified losses realized on investment transactions from November 1, 2019 through September 30, 2020 that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to interest from perpetual bonds, premium amortization of callable bonds, and wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at September 30, 2020, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced Core Plus Fund	$15,555,212	$651,504	$(160,254)	$491,250
High Yield Fund	48,421,126	1,121,966	(3,528,856)	(2,406,890)
Small Cap Value Sustainability Fund	8,232,391	634,055	(1,007,922)	(373,867)

9.	Concentration of Risks:

As with all management investment companies, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

Asset-Backed Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk (Enhanced Core Plus Fund and High Yield Fund) — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

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Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Below Investment Grade Securities (Junk Bonds) Risk (Enhanced Core Plus Fund and High Yield Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Convertible Securities and Preferred Stocks Risk (Enhanced Core Plus Fund and High Yield Fund) — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk (Enhanced Core Plus Fund and High Yield Fund) — The Fund’s use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of OTC options and swaps is also subject to credit risk and valuation risk. Valuation risk is described below. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk (Enhanced Core Plus Fund and High Yield Fund) — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

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Emerging Markets Risk (Enhanced Core Plus Fund and High Yield Fund) — Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market and countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Market Risk (High Yield Fund and Small Cap Value Sustainability Fund) — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk (Enhanced Core Plus Fund and High Yield Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Currency Risk (Enhanced Core Plus Fund and High Yield Fund) — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign

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currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Foreign Investment Risk (Enhanced Core Plus Fund and High Yield Fund) — Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. More specifically, investing in foreign issuers includes risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), differing accounting, auditing, financial reporting and legal standards and practices, differing securities market structures, and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. A Fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small and consist of a limited number of companies representing a small number of industries. Investing in foreign issuers also poses the risk that the cost of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Hybrid Preferred Securities Risk (Enhanced Core Plus Fund) — Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. Although hybrid preferred security holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities, the claims of such holders are generally still subordinate to those of senior debt holders.

Interest Rate Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The risk that the Fund’s investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk (High Yield Fund) — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as

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changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk (Enhanced Core Plus Fund and High Yield Fund) — The Fund’s use of borrowing, derivatives and when-issued, delayed delivery or forward commitment transactions may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and, in certain cases, the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. In the case of borrowings, the Fund may experience losses if its borrowing costs exceed the investment returns on the securities purchased with the borrowed money. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Master Limited Partnerships (MLPs) Risk (High Yield Fund) — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Mid-Capitalization Companies Risk (High Yield Fund) — The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. Mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

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Money Market Instruments Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically,$1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk (Enhanced Core Plus Fund and High Yield Fund) —Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.

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Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

New Fund Risk (Enhanced Core Plus Fund) — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Portfolio Turnover Risk (Small Cap Value Sustainability Fund) — The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Prepayment Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Privately Issued Securities Risk (High Yield Fund) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Sector Emphasis Risk (Small Cap Value Sustainability Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Small Capitalization Companies Risk (High Yield Fund and Small Cap Value Sustainability Fund) — Small capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

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Sustainability (ESG) Policy Risk (Small Cap Value Sustainability Fund) — The Fund’s ESG criteria exclude securities of certain issuers for non-financial reasons. Therefore, the Fund may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for ESG reasons when it might be otherwise disadvantageous for it to do so. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that incorporates ESG criteria. Companies meeting the Fund’s ESG criteria may be out of favor in particular market cycles and perform less well than the market as a whole. The Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s ESG criteria.

Trust Preferred Securities Risk (Enhanced Core Plus Fund) — Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. The Adviser considers trust preferred securities to be debt securities. Trust preferred securities are subject to increased credit risk and market value volatility, as well as the risk that the Fund may have to liquidate other investments in order to satisfy the distribution requirements applicable to regulated investment companies if the trust preferred security or the subordinated debt is treated as an original issue discount obligation, and thereby causes the Fund to accrue interest income without receiving corresponding cash payments. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

U.S. Government Securities Risk (Enhanced Core Plus Fund and High Yield Fund) —Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Valuation Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Value Style Risk (Small Cap Value Sustainability Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Warrants and Rights Risk (High Yield Fund) — Warrants and rights may be more speculative than other types of investments. The price of a warrant or right may be more volatile than the price of its underlying security, and a warrant or right may offer greater potential for capital appreciation as well as capital loss. A warrant or right ceases to have value if it is not exercised prior to its expiration date.

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When-Issued and Delayed Delivery Securities and Forward Commitments Risk (Enhanced Core Plus Fund and High Yield Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

10.	Other:

At September 30, 2020, the percentage of total shares outstanding held by shareholders of the Funds owning 10% or greater of the aggregate total shares outstanding was as follows:

	No. of Shareholders	% Ownership
Enhanced Core Plus Fund

Institutional Shares	1	89%

Investor Shares	1	99%

High Yield Fund

Institutional Shares	4	92%

Investor Shares	2	100%

Small Cap Value Sustainability Fund

Institutional Shares	2	87%

Investor Shares	1	100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.	New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.

12.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of September 30, 2020.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of Mesirow Financial High Yield Fund, Mesirow Financial Small Cap Value Sustainability Fund and Mesirow Financial Enhanced Core Plus Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (three of the Funds constituting The Advisors’ Inner Circle Fund III, hereafter collectively referred to as the “Funds”) as of September 30, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2020, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets
Mesirow Financial High Yield Fund	For the year ended September 30, 2020	For the year ended September 30, 2020 and the period December 3, 2018 (commencement of operations) through September 30, 2019
Mesirow Financial Small Cap Value Sustainability Fund	For the year ended September 30, 2020	For the year ended September 30, 2020 and the period December 19, 2018 (commencement of operations) through September 30, 2019
Mesirow Financial Enhanced Core Plus Fund	For the year ended September 30, 2020	For the year ended September 30, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

November 25, 2020

We have served as the auditor of one or more investment companies in Mesirow Financial Investment Management, Inc. since 2019.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Mr. Doran is a Trustee who

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEES [2,3]
WILLIAM M. DORAN (Born: 1940)	Chairman of the Board of Trustees (since 2014)

Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES[3]
JON C. HUNT (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
THOMAS P. LEMKE (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
JAY C. NADEL (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
RANDALL S. YANKER (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

1

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
3	Trustees oversee 34 funds in The Advisors’ Inner Circle Fund III.

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may be an “interested” person of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-833-637-4769. The following chart lists Trustees and Officers as of September 30, 2020.

Other Directorships Held in the Past Five Years[4]

Current Directorships: Trustee of Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor. Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, Chiron Capital Allocation Fund Ltd., City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, Chiron Capital Allocation Fund Ltd., Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, JP Morgan Active Exchange-Traded Funds and Symmetry Panoramic Trust.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, Chiron Capital Allocation Fund Ltd., City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of Rochdale Investment Trust to 2013. Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Funds (closed-end investment company) to 2018.

Current Directorships: Trustee of Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, Chiron Capital Allocation Fund Ltd., Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Funds (closed-end investment company) to 2018.

4

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

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Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS
MICHAEL BEATTIE (Born: 1965)	President (since 2014)	Director of Client Service, SEI Investments Company, since 2004.
JAMES BERNSTEIN (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (since 2015)	Director, SEI Investments, Fund Accounting, since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (since 2014)

Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

ERIC C. GRIFFITH (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
MATTHEW M. MAHER (Born: 1975)	Vice President and Assistant Secretary (since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

ROBERT MORROW (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.
ALEXANDER F. SMITH (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
BRIDGET E. SUDALL (Born: 1980)	Privacy Officer (since 2015) Anit-Money Laundering Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

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Other Directorships Held in the Past Five Years

None.
None.

None.
None.
None.
None.
None.
None.
None.
None.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual Funds have operating expenses. As a shareholder of a mutual Fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual Funds’ gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual Funds’ average net assets; this percentage is known as the mutual Funds’ expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2020 to September 30, 2020.

The table on the next page illustrates your Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Funds’ gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Funds’ costs with those of other mutual Funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual Funds to make this 5% calculation. You can assess your Funds’ comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual Funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/01/20	Ending Account Value 9/30/20	Annualized Expense Ratios	Expenses Paid During Period*
Enhanced Core Plus Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,103.10	0.54%	$2.84
Investor Shares	1,000.00	1,101.00	0.79	4.15
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,022.30	0.54%	$2.73
Investor Shares	1,000.00	1,021.05	0.79	3.99
High Yield Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,181.80	0.75%	$4.09
Investor Shares	1,000.00	1,180.40	0.99	5.40
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.25	0.75%	$3.79
Investor Shares	1,000.00	1,020.05	0.99	5.00
Small Cap Value Sustainability Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,210.50	0.98%	$5.42
Investor Shares	1,000.00	1,213.10	1.23(1)	6.81
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.10	0.98%	$4.95
Investor Shares	1,000.00	1,018.85	1.23(1)	6.21

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

(1)	The share class is expected to run at the expense limit of 1.23% when assets are contributed.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on September 10, 2020 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies

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of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the

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extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SEPTEMBER 30, 2020

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a September 30, 2020 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended September 30, 2020, the Fund is designating the following items with regard to distributions paid during the period.

	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction(1)

Enhanced Core Plus Fund	29.09%	70.91%	100.00%	0.00%

High Yield Fund	0.00%	100.00%	100.00%	0.00%

Small Cap Value Sustainability Fund	0.00%	100.00%	100.00%	14.28%

	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)

Enhanced Core Plus Fund	0.00%	4.75%	100.00%	100.00%

High Yield Fund	0.00%	0.00%	75.21%	100.00%

Small Cap Value Sustainability Fund	13.98%	0.00%	0.04%	100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.

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(4) The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2020. Complete information will be computed and reported in conjunction with your 2020 Form 1099-DIV.

82

Mesirow Financial Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-833-637-4769

Investment Adviser:

Mesirow Financial Investment Management, Inc.

353 N. Clark Street

Chicago, Illinois 60654

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

MES-AR-001-0200

Item 2.    Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.    Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.    Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the two fiscal years as follows:

		2020			2019
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$581,815	$0	$607,218	$530,415	$0	$0
(b)	Audit-Related Fees	$4,000	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$335,050	$0	$0	$60,100
(d)	All Other Fees	$0	$0	$15,941	$0	$0	$10,000

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided, that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed by PwC applicable to non-audit services pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	2020	2019
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f)	Not applicable.

(g)          The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $350,991 and $70,100 for 2020 and 2019, respectively.

(h)          During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §270.30a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR §270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR §270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: December 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: December 9, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO
Date: December 9, 2020